Condensed Balance Sheet (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized	20,000,000	20,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized	100,000,000	100,000,000
Common stock, issued	6,000,000	3,500,000
Common stock, outstanding	6,000,000	3,500,000